Summary of Significant Accounting Policies and Recent Accounting Standards, Narrative (FY) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Deposit money market			$ 51
Accounting Standards Update 2016-13 [Member]
Product Information [Line Items]
Adoption date			Jan. 01, 2023
Future Office [Member]
Product Information [Line Items]
Restricted cash			$ 1,421
Laboratory Facility [Member]
Product Information [Line Items]
Restricted cash			$ 153
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%	99.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage			100.00%	100.00%